Selected Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2020
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations
The following are details of the unaudited quarterly results of operations for the three months ended:

	September 30,	June 30,	March 31,	December 31,
2020
Revenue	$1,052,948	$1,026,201	$1,047,933	$1,041,957
Operating income	146,938	147,531	156,712	143,577
Net income	134,463	120,407	127,038	115,932
Basic earnings per share	1.02	0.90	0.95	0.86
Diluted earnings per share	1.01	0.90	0.94	0.85
2019
Revenue	$1,030,253	$1,024,704	$1,019,657	$1,012,055
Operating income	144,154	142,320	150,175	133,097
Net income	122,027	131,448	124,279	101,692
Basic earnings per share	0.90	0.96	0.90	0.73
Diluted earnings per share	0.90	0.96	0.90	0.72